UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22830

TCG Financial Series Trust V

 (Exact name of registrant as specified in charter)

c/o Catalyst Capital Advisors, LLC

36 New York Avenue, Floor 2, Huntington, NY 11743

(Address of Principal Executive Offices) (Zip Code)

c/o Catalyst Capital Advisors, LLC

36 New York Avenue, Floor 2, Huntington, NY 11743

 (Name and Address of Agent for Service)

Copies to:

Andrew J. Davalla, Esq.

Thompson Hine LLP

41 S. High Street

Columbus, OH 43215

(614) 469-3200

Registrant's telephone number, including area code: (440) 922-0066

Date of fiscal year end: June 30

Date of reporting period: September 30, 2016

ITEM 1. SCHEDULE OF INVESTMENTS.

TCG Advantage Money Market Fund
Schedule of Investments
September 30, 2016

Security Description	Location of Investment	Coupon/Yield	Maturity/Demand Date	Principal Amount or Shares	Fair Value

BANK DEPOSITS - 94.05%
Amaglamated Bank *	New York	0.75%	10/7/2016	$ 245,000	$ 245,000
Amaglamated Bank *	New York	0.90%	10/7/2016	245,115	245,115
American Plus Bank N.A. *	California	1.00%	10/7/2016	247,333	247,333
Arbor Bank *	Nebraska	0.65%	10/7/2016	245,131	245,131
Atlantic Coast Bank *	Georgia	0.75%	10/7/2016	99,994	99,994
Banco do Brasil Americas *	Florida	0.25%	10/7/2016	1,035	1,035
Banesco USA *	Florida	1.00%	10/1/2016	247,940	247,940
Bank of Ann Arbor *	Michigan	0.90%	10/7/2016	184,794	184,794
Bank of China *	New York	0.90%	10/7/2016	245,181	245,181
Bank of Commerce *	Oklahoma	0.50%	10/7/2016	245,447	245,447
Bank of Dundee *	Kentucky	0.80%	10/7/2016	245,991	245,991
Bank of Internet *	California	0.80%	10/7/2016	245,785	245,785
Bank of Santa Clarita *	California	0.75%	10/7/2016	246,528	246,528
Bank of Sprinfield *	California	0.90%	10/7/2016	24	24
Bank of the Cascades *	Oregon	0.75%	10/7/2016	249,500	249,500
Bank of the Ozarks *	Arkansas	0.60%	10/7/2016	245,523	245,523
Bank of Wisconsin Dells *	Wisconsin	0.90%	10/7/2016	245,132	245,132
BankUnited, FSB *	Florida	0.74%	10/7/2016	246,815	246,815
BBVA Compass *	Alabama	0.20%	10/7/2016	100,074	100,074
Blackhawk Bank *	Wisconsin	0.55%	10/7/2016	246,480	246,480
BOKF, National Association *	Wisconsin	0.65%	10/7/2016	245,074	245,074
Centennial Bank *	Florida	0.61%	10/7/2016	245,553	245,553
Central Bank Illinois *	Illinois	0.75%	10/7/2016	249,500	249,500
Central Bank of St. Louis *	Missouri	0.90%	10/7/2016	85	85
Central Bank of St. Louis *	Missouri	0.75%	10/7/2016	245,000	245,000
Centreville Savings Bank *	Rhode Island	0.65%	10/7/2016	245,100	245,100
CIT Bank *	California	0.55%	10/7/2016	145,810	145,810
City Bank Texas *	Texas	0.75%	10/7/2016	249,500	249,500
Coastal Community Bank *	Washington	0.70%	10/7/2016	246,084	246,084
Coconut Grove Bank *	Florida	0.50%	10/7/2016	245,480	245,480
Columbia Bank *	Washington	0.75%	10/7/2016	249,500	249,500
Comenity Bank *	Delaware	0.75%	10/7/2016	249,500	249,500
Comenity Capital Bank *	Utah	0.75%	10/7/2016	249,500	249,500
Commercial Bank of California *	California	0.50%	10/7/2016	246,190	246,190

Community Bank, Coast *	California	0.90%	10/7/2016	245,181	245,181
Customers Bank *	Pennsylvania	0.65%	10/7/2016	56,070	56,070
East Boston Savings Bank *	Massachusetts	0.75%	10/7/2016	249,500	249,500
Embassy National Bank *	Georgia	0.90%	10/7/2016	246,884	246,884
Encore Bank N.A.*	Florida	0.50%	10/7/2016	246,170	246,170
Enterprise Bank and Trust *	Missouri	0.50%	10/7/2016	102,878	102,878
Enterprise Bank and Trust Company*	Massachusetts	0.75%	10/7/2016	249,500	249,500
EverBank *	Florida	0.46%	10/7/2016	246,812	246,812
Farmers State Bank *	Georgia	0.70%	10/7/2016	245,224	245,224
Farmers State Bank Dodge *	Nebraska	0.70%	10/7/2016	381	381
Farmers State Bank Spencer *	Nebraska	0.70%	10/7/2016	245,366	245,366
Fidelity Bank Georgia *	Georgia	0.60%	10/7/2016	246,105	246,105
FineMark National Bank & Trust *	Florida	0.90%	10/7/2016	245,181	245,181
First American Bank *	Illinois	0.35%	10/7/2016	100,332	100,332
First Business Bank *	Wisconsin	0.75%	10/7/2016	249,500	249,500
First Capital Bank of Kentucky *	Kentucky	0.55%	10/7/2016	246,086	246,086
First Citrus Bank *	Florida	0.60%	10/7/2016	246,331	246,331
First City Bank of Commerce *	Florida	0.75%	10/7/2016	246,786	246,786
First Foundation Bank *	California	0.80%	10/7/2016	246,239	246,239
First Internet Bank of Indiana *	Indiana	0.60%	10/7/2016	246,427	246,427
First National Bank *	Maine	0.90%	10/7/2016	245,181	245,181
First Northern Bank of Dixon *	California	0.65%	10/7/2016	5	5
First Northern Bank of Dixon *	California	0.90%	10/7/2016	5	5
First Security Bank *	Arkansas	0.90%	10/7/2016	245,140	245,140
First State Bank *	Illinois	0.75%	10/7/2016	245,000	245,000
First State Bank Nebraska *	Nebraska	0.90%	10/7/2016	62	62
First State Bank Nebraska *	Nebraska	0.65%	10/7/2016	3	3
First Tennessee Bank, NA *	Tennessee	0.65%	10/7/2016	245,009	245,009
FirstBank Florida *	Florida	0.70%	10/7/2016	246,680	246,680
Flagler Bank *	Florida	0.70%	10/7/2016	246,664	246,664
Floridian Community Bank *	Florida	0.60%	10/7/2016	246,414	246,414
FNCB Bank *	Pennsylvania	0.90%	10/7/2016	245,181	245,181
Freedom Bank *	Florida	0.50%	10/7/2016	245,595	245,595
Glacier Bank *	Montana	0.90%	10/7/2016	245,181	245,181
Glens Falls National Bank & Trust *	New York	0.65%	10/7/2016	245,131	245,131
Great Midwest Bank *	Wisconsin	0.50%	10/7/2016	245,451	245,451
Great Plains National Bank *	Oklahoma	0.65%	10/7/2016	36	36
Great Southern Bank *	Missouri	0.65%	10/7/2016	27	27
Hills Bank & Trust Co. *	Iowa	0.90%	10/7/2016	245,049	245,049
HomeTown Bank *	Minnesota	0.65%	10/7/2016	245,131	245,131
Illinois Bank & Trust *	Illinois	0.65%	10/7/2016	22	22
Independence Bank *	Montana	0.75%	10/7/2016	245,863	245,863
Independent Bank *	Texas	0.90%	10/7/2016	4,200	4,200
Independent Bank *	Texas	0.75%	10/7/2016	240,803	240,803
International Finance *	Florida	0.70%	10/7/2016	246,656	246,656
Jefferson Bank of Florida *	Florida	0.75%	10/7/2016	148,323	148,323

Jefferson Bank of Florida *	Florida	0.90%	10/7/2016	245,181	245,181
Kennebec Federal Savings and Loan Association of Waterville *	Maine	0.55%	10/7/2016	245,654	245,654
LegacyTexas Bank *	Texas	0.75%	10/7/2016	245,000	245,000
Legends Bank *	Tennessee	0.90%	10/7/2016	245,173	245,173
Machias Savings Bank *	Maine	0.75%	10/7/2016	249,500	249,500
MB Financial Bank, N.A *.	Illinois	0.90%	10/7/2016	245,181	245,181
Merrick Bank *	Utah	0.75%	10/7/2016	26,968	26,968
Metropolitan Commercial Bank *	New York	0.65%	10/1/2016	248,274	248,274
Native American Bank *	Colorado	0.70%	10/7/2016	245,984	245,984
New Mexico Bank & Trust *	New Mexico	0.90%	10/7/2016	245,175	245,175
New York Community Bank **	New York	0.75%	10/7/2016	249,500	249,500
NexBank, SSB *	Texas	0.75%	10/7/2016	246,326	246,326
NorthStar Bank *	Iowa	0.50%	10/7/2016	245,498	245,498
Oakstar Bank *	Missouri	0.75%	10/7/2016	245,000	245,000
Ocean Bank *	Florida	0.45%	10/7/2016	245,991	245,991
Oklahoma State Bank *	Oklahoma	0.75%	10/7/2016	245,792	245,792
One United Bank *	Massachusetts	0.50%	10/7/2016	245,512	245,512
Pacific Continental Bank *	Florida	0.90%	10/7/2016	245,181	245,181
Pacific National Bank *	Florida	1.00%	10/7/2016	247,368	247,368
PanAmerican Bank *	California	0.80%	10/7/2016	246,907	246,907
PeaPack Gladstone Bank *	New Jersey	0.50%	10/7/2016	245,489	245,489
Post Oak Bank *	Texas	0.60%	10/7/2016	245,965	245,965
Professional Bank *	Florida	0.90%	10/7/2016	247,170	247,170
Quantum National Bank *	Georgia	0.50%	10/7/2016	246,188	246,188
Redding Bank of Commerce *	California	0.65%	10/7/2016	38	38
Reliant Bank *	Tennessee	0.75%	10/7/2016	245,000	245,000
Renasant Bank *	Mississippi	0.75%	10/7/2016	249,500	249,500
Republic Bank & Trust Co. *	Kentucky	0.90%	10/7/2016	174	174
Republic Bank & Trust Co. *	Kentucky	0.75%	10/7/2016	244,826	244,826
River Cities Bank *	Missouri	0.50%	10/7/2016	246,235	246,235
RiverBend Bank *	Texas	0.65%	10/7/2016	246,183	246,183
Sabadell United Bank, N.A. *	Florida	0.55%	10/7/2016	245,784	245,784
Salisbury Bank & Trust Co. *	Conneticut	0.65%	10/7/2016	245,131	245,131
Santander Bank N.A.*	Delaware	0.50%	10/7/2016	246,140	246,140
Seaside National Bank & Trust *	Florida	0.90%	10/7/2016	245,181	245,181
SmartBank *	Tennessee	0.90%	10/7/2016	73	73
SouthEast Bank *	Tennessee	0.65%	10/7/2016	245,131	245,131
Southern States Bank *	South Carolina	0.90%	10/7/2016	36	36
SouthPoint Bank *	Alabama	0.90%	10/7/2016	245,181	245,181
Stonegate #2 *	Florida	0.60%	10/7/2016	45	45
Stonegate Bank *	Florida	0.90%	10/1/2016	246,781	246,781
Talmer Bank & Trust *	Michigan	0.75%	10/7/2016	249,500	249,500
TD Bank *	Delaware	0.10%	10/7/2016	10,031	10,031
The Bank of Delmarva *	Delaware	0.50%	10/7/2016	245,507	245,507
The Bank of Tioga *	North Dakota	0.50%	10/7/2016	245,181	245,181

The Bryn Mawr Trust Co. *	Pennsylvania	0.75%	10/7/2016	58,477	58,477
The Bryn Mawr Trust Co. *	Pennsylvania	0.90%	10/7/2016	245,181	245,181
The Business Bank of Saint Lou *	Rhode Island	0.75%	10/7/2016	42,511	42,511
The Business Bank of Saint Lou *	Rhode Island	0.75%	10/7/2016	245,000	245,000
The First National Bank - Fox *	Wisconsin	0.75%	10/7/2016	245,000	245,000
The Provident Bank *	New Jersey	0.75%	10/7/2016	245,000	245,000
The Washington Trust Co. *	Rhode Island	0.75%	10/7/2016	249,500	249,500
Total Bank *	Florida	0.60%	10/7/2016	245,650	245,650
Two Rivers Bank & Trust *	Iowa	0.75%	10/7/2016	245,000	245,000
Union Bank & Trust *	Nebraska	0.90%	10/7/2016	3,621	3,621
Washington Financial Bank *	Pennsylvania	0.75%	10/7/2016	249,500	249,500
Washington Savings *	Illinois	0.55%	10/7/2016	145,535	145,535
Waterford Bank, N.A. *	Ohio	0.90%	10/7/2016	245,181	245,181
Western Alliance Bank *	Arizona	0.90%	10/7/2016	187,419	187,419
Western Alliance Bank *	Arizona	0.75%	10/7/2016	57,609	57,609
Western Alliance Bank *	Arizona	0.65%	10/7/2016	13	13
Westfield Bank, FSB *	Ohio	0.65%	10/7/2016	245,131	245,131
Wolverine Bank *	Michigan	0.25%	10/7/2016	5,971	5,971
WSB Municipal Bank *	New York	0.65%	10/7/2016	245,118	245,118
Xenith Bank *	Virginia	0.90%	10/7/2016	34	34
Xenith Bank *	Virginia	0.65%	10/7/2016	10	10
TOTAL FOR BANK DEPOSITS (Cost $28,318,561) - 94.05%					$ 28,318,559

CERTIFICATE OF DEPOSITS - 3.28%
BAC Florida Bank *	Florida	1.02%	4/1/2017	$ 245,981	246,438
Banco do Brasil Americas *	Florida	1.34%	12/24/2016	246,146	247,204
Currie State Bank *	Minnesota	0.75%	2/5/2017	245,397	246,064
Randolph Savings Bank *	Massachusetts	1.09%	1/15/2017	245,949	246,688
TOTAL FOR CERTIFICATE OF DEPOSITS (Cost $988,234) - 3.28%					$ 986,394

SHORT TERM INVESTMENT - 2.65%
Fidelity Institutional Treasury Money Market Fund - Class I 0.01%		0.35%	10/1/2016	$ 797,203	$ 797,203
TOTAL FOR SHORT TERM INVESTMENT (Cost $797,203) - 2.65%					$ 797,203

TOTAL INVESTMENTS (Cost $30,130,995) ** - 99.97%					$ 30,102,156

OTHER ASSETS LESS LIABILITIES, NET - 0.03%					7,663

NET ASSETS - 100.00%					$ 30,109,819

* Variable Rate Security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at September 30, 2016. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

** At September 30, 2016, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $30,103,995, amounted to $480, which consisted of aggregate gross unrealized appreciation of $0.00 and aggregate gross unrealized depreciation of $480.

NOTES TO FINANCIAL STATEMENTS
TCG Advantage Money Market Fund
1. SECURITY TRANSACTIONS

At September 30, 2016, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $30,103,995, amounted to $480, which consisted of aggregate gross unrealized appreciation of $0.00 and aggregate gross unrealized depreciation of $480.

2. SECURITY VALUATION

For valuing securities in calculating NAV, the Fund has elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. The process of selecting securities is consistent with the credit quality and diversification requirements of Rule 2a-7. The amortized cost method involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. The value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Pursuant to Rule 2a-7, the Fund will maintain a dollar-weighted average portfolio maturity appropriate to maintaining a stable NAV per Share, provided that the Fund will not purchase any security with a remaining maturity of more than 397 days (except as described below) nor maintain a dollar-weighted average maturity of greater than 90 days. Repurchase agreements involving the purchase of securities with remaining maturities of greater than 397 days will be treated as having a maturity equal to the period remaining until the date on which the repurchase is scheduled to occur or, where no date is specified and the agreement is subject to a demand feature, the notice period applicable to the demand to repurchase those securities. A variable rate instrument, the principal amount of which is scheduled to be repaid in more than 397 days but which is subject to a demand feature, shall be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount may be recovered through exercise of the demand feature. A floating rate instrument, the principal amount of which is scheduled to be repaid in more than 397 days but which is subject to a demand feature, shall be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

The Trustees have undertaken to establish procedures reasonably designed, taking into account current market conditions and the Fund’s investment objective, to stabilize the NAV per Share of the Fund for purposes of sales and redemptions at $1.00. These procedures include a review by the Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the NAV per Share of the Fund, calculated by using available market quotations, deviates from $1.00 per Share. In the event such deviation exceeds one-half of one percent, Rule 2a-7 requires that the Trustees promptly consider what action, if any, should be initiated. If the Trustees believe that the extent of any deviation from  the Fund's $1.00 amortized cost price per Share may result in material dilution or other unfair results to investors, the Trustees will take such steps as they deem appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the Fund's average portfolio maturity, withholding or reducing dividends, reducing the number of the Fund's outstanding Shares without monetary consideration, or utilizing a NAV per Share based on available market quotations. In addition, if the Advisor becomes aware that any Second Tier Security or Unrated Security held by the Fund has received a rating from any NRSRO below the NRSRO's two highest rating categories, the procedures adopted by the Trustees in accordance with Rule 2a-7 require the Advisor to dispose of such security unless (i) the sale would cause the deviation between the Fund's amortized cost and market-determined values per Share to exceed 0.40 of 1% (in which case the Trustees will meet to determine what action to take) or (ii) the Trustees reassess the credit quality of the security and determine that it is in the best interests of shareholders to retain the investment. In the event the Fund holds a defaulted security, a security that has ceased to be an Eligible Security, or a security that has been determined to no longer present minimal credit risks, Rule 2a-7 requires the Fund to dispose of the security unless the Trustees determine that such action is not in the best interest of shareholders. The Rule requires the Fund to limit its investments to securities determined to present minimal credit risks based on factors in addition to ratings assigned a security by an NRSRO and which are at the time of acquisition Eligible Securities.

Rule 2a-7, as amended, defines the terms NRSRO, Requisite NRSROs, Eligible Securities, Rated Securities, Unrated Securities, Demand Features, Guarantees, Unconditional Demand Features, First Tier Securities and Second Tier Securities in establishing risk limiting conditions for money market mutual funds.

Assets for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the National Association of Securities Dealers Automated Quotation System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers' acceptances and commercial paper) are most often valued by bid quotation or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All of these prices are obtained by the Administrator from services, which collect and disseminate such market prices. Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.

When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  These securities would normally be those, which have no available recent market value, have few outstanding shares and therefore infrequent trades, or for which there is a lack of consensus on the value, with quoted prices covering a wide range.  The lack of consensus would result from relatively unusual circumstances such as no trading in the security for long periods of time, or a company's involvement in merger or acquisition activity, with widely varying valuations placed on the company's assets or stock. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

In the absence of an ascertainable market value, assets are valued at their fair value as determined by the Fund's Advisor using methods and procedures reviewed and approved by the Trustees.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Bank Deposits	$ 28,318,559	$0	$0	$ 28,318,559
Certificate of Deposits	$ 986,394	$0	$0	$ 986,394
Short Term Investments	$ 797,203	$0	$0	$ 797,203
Total	$ 30,102,156	$0	$0	$ 30,102,156

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TCG Financial Series Trust V

By /s/ Jorge H. Coloma

Jorge H. Coloma

President and Trustee

Date: November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Jorge H. Coloma

Jorge H. Coloma

President and Trustee

Date: November 29, 2016

By /s/ Bob Anastasi

Bob Anastasi

Treasurer

Date: November 29, 2016